Results of operation - Other operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of research and development expenses [Line items]
Recoverable cash advances Initial measurement and re-measurement	€ 7,000	€ 5,000	€ 25,000	€ 18,000
R&D incentives	49,000	137,000	110,000	251,000
Capitalization of R&D incentive	(25,000)	(84,000)	(56,000)	(20,000)
Capitalization of R&D incentive			56,000
Other income/(expenses)			36,000
Total Other Operating Income	€ 31,000	€ 58,000	€ 115,000	249,000
Belgium
Disclosure of research and development expenses [Line items]
Includes a correction of the R&D				€ 93,000,000